Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

The amounts shown in the accompanying Consolidated Balance Sheets at December 31, 2024 and 2025, are analyzed as follows:

	As of December 31,
Vessel (Borrower)	2024	2025
(a) “Pyxis Theta” (Seventhone)	$10,150	$14,750
(b) “Pyxis Karteria” (Tenthone)	12,800	11,600
(c) “Pyxis Lamda” (Eleventhone)	15,663	18,600
(d) “Konkar Ormi” (Dryone Corp.)	17,100	15,900
(e) “Konkar Asteri” (Drytwo Corp.)	13,600	12,400
(f) “Konkar Venture” (Drythree Corp.)	15,870	14,610
Total principal balance (gross)	$85,183	$87,860

The vessel-by-vessel amounts represent outstanding principal balances (gross). Long-term debt is presented in the Consolidated Balance Sheets net of unamortized deferred financing costs, as reconciled below.

	As of December 31,
	2024	2025
Principal balance (gross) - Current portion	$7,787	$8,160
Less current portion of unamortized deferred financing costs	(226)	(193)
Current portion of long-term debt, net of unamortized deferred financing costs	$7,561	$7,967

Principal balance (gross) - Non-current portion	$77,396	$79,700
Less non-current portion of unamortized deferred financing costs	(433)	(421)
Long-term debt, net of current portion and unamortized deferred financing costs	$76,963	$79,279

Summarized:
Principal balance (gross)	$85,183	$87,860
Less unamortized deferred financing costs (current and non-current)	(659)	(614)
Long-term debt, net of deferred financing costs (as presented in the Consolidated Balance Sheets)	$84,524	$87,246

Schedule of Principal Payments	The annual principal payments required to be made after December 31, 2025, are as follows:
To December 31,	Amount
2026	$8,160
2027	8,160
2028	28,460
2029	22,930
2030	20,150
Total	$87,860